UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05041

CREDIT SUISSE LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2010 to July 31, 2010

Item 1:                   Schedule of Investments

Credit Suisse Large Cap Growth Fund

Schedule of Investments

July 31, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (96.7%)
Aerospace & Defense (0.9%)
Alliant Techsystems, Inc.*§	200	$13,432
Goodrich Corp.	100	7,287
Honeywell International, Inc.	1,900	81,434
ITT Corp.	200	9,424
Lockheed Martin Corp.	600	45,090
Precision Castparts Corp.	400	48,876
Rockwell Collins, Inc.	300	17,148
The Boeing Co.	1,400	95,396
United Technologies Corp.	2,000	142,200
		460,287
Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.§	400	26,080
Expeditors International of Washington, Inc.	500	21,320
FedEx Corp.	500	41,275
United Parcel Service, Inc. Class B	1,600	104,000
UTi Worldwide, Inc.	1,000	14,610
		207,285
Airlines (0.7%)
Alaska Air Group, Inc.*	60	3,095
AMR Corp.*§	700	4,956
Continental Airlines, Inc. Class B*§	300	7,506
Copa Holdings SA Class A	300	15,495
Delta Air Lines, Inc.*	24,700	293,436
Southwest Airlines Co.	400	4,820
		329,308
Auto Components (1.8%)
Autoliv, Inc.*§	9,387	539,189
BorgWarner, Inc.*§	100	4,386
Gentex Corp.	300	5,781
Johnson Controls, Inc.	2,600	74,906
Lear Corp.*	500	39,085
The Goodyear Tire & Rubber Co.*	21,400	228,338
		891,685
Automobiles (0.2%)
Ford Motor Co.*§	8,300	105,991
Harley-Davidson, Inc.	500	13,615
		119,606
Beverages (0.7%)
Coca-Cola Enterprises, Inc.	500	14,350
Hansen Natural Corp.*	300	12,567
PepsiCo, Inc.	2,155	139,881
The Coca-Cola Co.	3,600	198,396
		365,194
Biotechnology (4.7%)
Alexion Pharmaceuticals, Inc.*	900	48,924
Amgen, Inc.*	10,800	588,924
Amylin Pharmaceuticals, Inc.*	1,200	22,704
BioMarin Pharmaceutical, Inc.*§	900	19,665
Celgene Corp.*	4,100	226,115
Cephalon, Inc.*§	6,400	363,200
Dendreon Corp.*§	1,200	39,492
Genzyme Corp.*§	1,800	125,208
Gilead Sciences, Inc.*	25,400	846,328
Myriad Genetics, Inc.*	800	11,608
Talecris Biotherapeutics Holdings Corp.*	500	11,015

	Number of Shares	Value
COMMON STOCKS
Biotechnology
Vertex Pharmaceuticals, Inc.*§	1,800	$60,588
		2,363,771
Building Products (0.0%)
Armstrong World Industries, Inc.*§	100	3,656
Lennox International, Inc.	200	8,734
Masco Corp.	200	2,056
		14,446
Capital Markets (0.7%)
Affiliated Managers Group, Inc.*§	100	7,083
Ameriprise Financial, Inc.	200	8,478
BlackRock, Inc.	200	31,498
Eaton Vance Corp.§	200	5,992
Federated Investors, Inc. Class B§	400	8,488
Franklin Resources, Inc.	400	40,232
Greenhill & Co., Inc.§	100	6,805
Janus Capital Group, Inc.§	200	2,096
Jefferies Group, Inc.	100	2,469
Lazard, Ltd. Class A	700	20,769
Morgan Stanley	1,200	32,388
Northern Trust Corp.	300	14,097
SEI Investments Co.	200	3,836
T. Rowe Price Group, Inc.§	700	33,761
TD Ameritrade Holding Corp.*§	700	11,018
The Charles Schwab Corp.	2,600	38,454
The Goldman Sachs Group, Inc.	200	30,164
Waddell & Reed Financial, Inc. Class A	1,500	35,745
		333,373
Chemicals (4.5%)
Air Products & Chemicals, Inc.	500	36,290
Ashland, Inc.	6,100	310,185
Celanese Corp. Series A	600	16,854
CF Industries Holdings, Inc.	200	16,238
E.I. Du Pont de Nemours & Co.	700	28,469
Eastman Chemical Co.§	130	8,143
Ecolab, Inc.	600	29,346
International Flavors & Fragrances, Inc.	363	16,473
Lubrizol Corp.	17,197	1,607,748
Monsanto Co.	1,300	75,192
Nalco Holding Co.	200	4,878
Praxair, Inc.	700	60,774
RPM International, Inc.	300	5,631
Sigma-Aldrich Corp.	200	11,220
The Mosaic Co.	400	19,060
The Scotts Miracle-Gro Co. Class A§	344	16,598
The Sherwin-Williams Co.§	200	13,830
		2,276,929
Commercial Services & Supplies (0.1%)
Iron Mountain, Inc.§	300	7,101
R. R. Donnelley & Sons Co.	400	6,748
Republic Services, Inc.	200	6,372
Stericycle, Inc.*§	100	6,300
		26,521
Communications Equipment (2.1%)
Aviat Networks, Inc.*§	10	40
Brocade Communications Systems, Inc.*§	300	1,485
Cisco Systems, Inc.*	19,000	438,330
CommScope, Inc.*§	200	4,068
Harris Corp.	300	13,359
Juniper Networks, Inc.*	1,500	41,670

	Number of Shares	Value
COMMON STOCKS
Communications Equipment
Motorola, Inc.*	100	$749
Polycom, Inc.*§	200	5,936
QUALCOMM, Inc.	15,200	578,816
		1,084,453
Computers & Peripherals (8.1%)
Apple, Inc.*	5,300	1,363,425
Dell, Inc.*	3,700	48,988
EMC Corp.*	5,000	98,950
Hewlett-Packard Co.	5,200	239,408
NCR Corp.*	300	4,110
NetApp, Inc.*	800	33,840
QLogic Corp.*§	600	9,552
SanDisk Corp.*	21,500	939,550
Seagate Technology*	3,300	41,415
Western Digital Corp.*	49,622	1,309,525
		4,088,763
Construction & Engineering (0.0%)
Aecom Technology Corp.*§	100	2,414
Dycom Industries, Inc.*	93	842
Jacobs Engineering Group, Inc.*	200	7,314
The Shaw Group, Inc.*	400	12,816
		23,386
Consumer Finance (0.2%)
American Express Co.	2,400	107,136

Containers & Packaging (0.0%)
Crown Holdings, Inc.*	300	8,349
Owens-Illinois, Inc.*	200	5,530
Pactiv Corp.*	300	9,126
		23,005
Distributors (0.0%)
LKQ Corp.*§	500	9,890

Diversified Consumer Services (2.5%)
Apollo Group, Inc. Class A*	300	13,839
Career Education Corp.*§	10,000	244,300
Corinthian Colleges, Inc.*	200	1,820
DeVry, Inc.	9,600	516,480
H&R Block, Inc.	12,700	199,136
Hillenbrand, Inc.	300	6,627
ITT Educational Services, Inc.*§	600	48,444
Sotheby’s§	8,000	217,040
Strayer Education, Inc.	100	23,940
		1,271,626
Diversified Financial Services (0.6%)
IntercontinentalExchange, Inc.*	200	21,124
Moody’s Corp.§	3,700	87,135
MSCI, Inc. Class A*	5,100	164,577
The NASDAQ OMX Group, Inc.*	400	7,788
		280,624
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	4,400	114,136
Fairpoint Communications, Inc.*	77	3
Frontier Communications Corp.	48	367
tw telecom, Inc.*	200	3,784
Verizon Communications, Inc.	200	5,812
		124,102

	Number of Shares	Value
COMMON STOCKS
Electric Utilities (0.0%)
FirstEnergy Corp.	200	$7,540

Electrical Equipment (1.4%)
AMETEK, Inc.	200	8,854
Cooper Industries PLC	1,500	67,725
Emerson Electric Co.	1,700	84,218
Regal-Beloit Corp.	8,600	523,138
Rockwell Automation, Inc.	300	16,245
Roper Industries, Inc.§	200	12,500
		712,680
Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.*	800	22,344
Amphenol Corp. Class A	400	17,920
Corning, Inc.	3,300	59,796
Dolby Laboratories, Inc. Class A*	200	12,694
FLIR Systems, Inc.*§	600	17,856
Jabil Circuit, Inc.	13,000	188,630
Trimble Navigation, Ltd.*§	100	2,837
		322,077
Energy Equipment & Services (0.7%)
Cameron International Corp.*	400	15,836
Diamond Offshore Drilling, Inc.§	100	5,949
Dresser-Rand Group, Inc.*§	631	23,479
FMC Technologies, Inc.*	300	18,984
Halliburton Co.	2,300	68,724
Schlumberger, Ltd.	2,700	161,082
Weatherford International, Ltd.*	2,700	43,740
		337,794
Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	1,000	56,710
CVS Caremark Corp.	400	12,276
Sysco Corp.	1,400	43,358
The Kroger Co.	100	2,118
Wal-Mart Stores, Inc.	2,800	143,332
Walgreen Co.	2,000	57,100
Whole Foods Market, Inc.*§	500	18,985
		333,879
Food Products (2.9%)
Campbell Soup Co.§	200	7,180
General Mills, Inc.	900	30,780
Green Mountain Coffee Roasters, Inc.*§	300	9,237
H.J. Heinz Co.	369	16,413
Hormel Foods Corp.§	200	8,584
Kellogg Co.	600	30,030
McCormick & Co., Inc.§	300	11,799
Mead Johnson Nutrition Co.	700	37,198
Sara Lee Corp.§	800	11,832
The Hershey Co.§	26,220	1,232,340
Tyson Foods, Inc. Class A	3,700	64,787
		1,460,180
Gas Utilities (0.0%)
EQT Corp.	300	11,004

Health Care Equipment & Supplies (4.3%)
Baxter International, Inc.	1,200	52,524
Becton, Dickinson and Co.	600	41,280
Covidien PLC	4,600	171,672
CR Bard, Inc.	300	23,559
DENTSPLY International, Inc.	300	9,006
Edwards Lifesciences Corp.*§	300	17,340

	Number of Shares	Value
COMMON STOCKS
Health Care Equipment & Supplies
Hospira, Inc.*	31,500	$1,641,150
IDEXX Laboratories, Inc.*	500	29,370
Kinetic Concepts, Inc.*§	100	3,551
Medtronic, Inc.	2,000	73,940
ResMed, Inc.*§	300	19,707
St. Jude Medical, Inc.*	900	33,093
STERIS Corp.	200	6,358
Stryker Corp.§	800	37,256
Thoratec Corp.*§	200	7,356
Varian Medical Systems, Inc.*	300	16,560
		2,183,722
Health Care Providers & Services (4.1%)
Aetna, Inc.	400	11,140
AmerisourceBergen Corp.	700	20,979
Cardinal Health, Inc.	200	6,454
Community Health Systems, Inc.*	200	6,486
DaVita, Inc.*	200	11,464
Emergency Medical Services Corp. Class A*§	31,500	1,409,310
Express Scripts, Inc.*	2,800	126,504
Health Management Associates, Inc. Class A*	500	3,580
Henry Schein, Inc.*§	200	10,498
Humana, Inc.*	4,700	220,994
Laboratory Corp. of America Holdings*§	200	14,596
Lincare Holdings, Inc.§	450	10,692
McKesson Corp.	500	31,410
Medco Health Solutions, Inc.*	1,200	57,600
Omnicare, Inc.§	100	2,463
Patterson Cos., Inc.§	400	10,672
Quest Diagnostics, Inc.	500	23,495
Tenet Healthcare Corp.*§	1,800	8,280
UnitedHealth Group, Inc.	2,700	82,215
		2,068,832
Health Care Technology (0.0%)
Cerner Corp.*§	300	23,235

Hotels, Restaurants & Leisure (0.9%)
Brinker International, Inc.	500	7,860
Burger King Holdings, Inc.§	100	1,728
Carnival Corp.	400	13,872
Darden Restaurants, Inc.	513	21,490
Hyatt Hotels Corp. Class A*§	200	7,822
International Game Technology	500	7,620
Las Vegas Sands Corp.*§	900	24,174
Marriott International, Inc. Class A	600	20,346
McDonald’s Corp.	2,400	167,352
MGM Resorts International*§	100	1,086
P.F. Chang’s China Bistro, Inc.§	198	8,197
Panera Bread Co. Class A*§	167	13,061
Royal Caribbean Cruises, Ltd.*	400	11,544
Starbucks Corp.	2,900	72,065
Starwood Hotels & Resorts Worldwide, Inc.§	400	19,380
WMS Industries, Inc.*§	200	7,702
Wyndham Worldwide Corp.	100	2,553
Yum! Brands, Inc.	1,100	45,430
		453,282
Household Durables (1.4%)
Garmin Ltd.§	100	2,851
Harman International Industries, Inc.*	3,400	103,394
Leggett & Platt, Inc.§	414	8,628
Tupperware Brands Corp.§	200	7,878

	Number of Shares	Value
COMMON STOCKS
Household Durables
Whirlpool Corp.§	7,200	$599,760
		722,511
Household Products (0.4%)
Clorox Co.	300	19,464
Colgate-Palmolive Co.	1,100	86,878
Kimberly-Clark Corp.	800	51,296
The Procter & Gamble Co.	400	24,464
		182,102
Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*§	300	4,050

Industrial Conglomerates (0.6%)
3M Co.	1,600	136,864
Carlisle Cos., Inc.	200	6,736
General Electric Co.	5,500	88,660
McDermott International, Inc.*	1,700	39,967
Tyco International, Ltd.	627	24,001
		296,228
Insurance (1.3%)
ACE, Ltd.	400	21,232
Aflac, Inc.	1,000	49,190
Arthur J. Gallagher & Co.§	366	9,304
Axis Capital Holdings, Ltd.	400	12,468
Brown & Brown, Inc.§	100	2,002
First American Financial Corp.	500	7,375
Genworth Financial, Inc. Class A*	22,800	309,624
Marsh & McLennan Cos., Inc.	900	21,168
MetLife, Inc.	400	16,824
The Travelers Cos., Inc.	4,500	227,025
		676,212
Internet & Catalog Retail (2.8%)
Amazon.com, Inc.*	800	94,312
Expedia, Inc.	56,300	1,276,884
NetFlix, Inc.*§	200	20,510
priceline.com, Inc.*	200	44,880
		1,436,586
Internet Software & Services (4.7%)
Akamai Technologies, Inc.*	300	11,508
AOL, Inc.*	45	941
eBay, Inc.*	1,100	23,001
Google, Inc. Class A*	4,700	2,278,795
VeriSign, Inc.*§	800	22,520
VistaPrint NV*§	400	13,220
Yahoo!, Inc.*	2,800	38,864
		2,388,849
IT Services (7.9%)
Accenture PLC Class A	5,600	221,984
Alliance Data Systems Corp.*	400	22,992
Amdocs, Ltd.*	500	13,665
Automatic Data Processing, Inc.	1,200	49,524
Broadridge Financial Solutions, Inc.§	400	8,120
Cognizant Technology Solutions Corp. Class A*	700	38,192
CoreLogic, Inc.	200	4,006
Fidelity National Information Services, Inc.§	500	14,335
Fiserv, Inc.*	300	15,030
Gartner, Inc.*§	522	13,139
Genpact, Ltd.*	600	9,042
Global Payments, Inc.	411	15,507

	Number of Shares	Value
COMMON STOCKS
IT Services
Hewitt Associates, Inc. Class A*	300	$14,730
International Business Machines Corp.	23,600	3,030,240
Lender Processing Services, Inc.	8,020	256,159
Mastercard, Inc. Class A	300	63,012
Paychex, Inc.§	700	18,193
SAIC, Inc.*	800	13,304
Teradata Corp.*	400	12,720
The Western Union Co.	3,900	63,297
Total System Services, Inc.§	100	1,491
Visa, Inc. Class A	1,400	102,690
		4,001,372
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	300	12,645
Mattel, Inc.	2,900	61,364
		74,009
Life Sciences Tools & Services (0.2%)
Furiex Pharmaceuticals, Inc.*	8	94
Illumina, Inc.*§	300	13,449
Life Technologies Corp.*	1,100	47,289
Pharmaceutical Product Development, Inc.	100	2,426
Waters Corp.*	200	12,832
		76,090
Machinery (2.5%)
Bucyrus International, Inc.§	200	12,444
Caterpillar, Inc.	1,400	97,650
Cummins, Inc.	500	39,805
Danaher Corp.	1,000	38,410
Deere & Co.	900	60,012
Donaldson Co., Inc.§	400	18,988
Dover Corp.	300	14,391
Flowserve Corp.	200	19,832
Graco, Inc.§	300	9,471
Illinois Tool Works, Inc.	1,100	47,850
Joy Global, Inc.	200	11,874
Lincoln Electric Holdings, Inc.	200	11,044
Navistar International Corp.*§	200	10,342
Oshkosh Corp.*	3,700	127,206
PACCAR, Inc.§	800	36,656
Pall Corp.	100	3,824
Parker Hannifin Corp.	200	12,424
The Manitowoc Co., Inc.§	300	3,108
Timken Co.	21,000	706,020
WABCO Holdings, Inc.*	196	7,581
		1,288,932
Media (0.8%)
Comcast Corp. Class A	900	17,523
DIRECTV Class A*	1,900	70,604
Discovery Communications, Inc. Class A*	400	15,444
Lamar Advertising Co. Class A*	100	2,735
Liberty Media Corp. - Starz Series A*	50	2,745
News Corp. Class A	1,100	14,355
Omnicom Group, Inc.	600	22,356
Scripps Networks Interactive, Inc. Class A	200	8,526
The McGraw-Hill Cos., Inc.	573	17,585
The Washington Post Co. Class B	468	196,789
Time Warner, Inc.	400	12,584
		381,246
Metals & Mining (3.9%)
Alcoa, Inc.§	1,200	13,404

	Number of Shares	Value
COMMON STOCKS
Metals & Mining
Cliffs Natural Resources, Inc.	300	$16,971
Compass Minerals International, Inc.	100	7,069
Freeport-McMoRan Copper & Gold, Inc.	25,700	1,838,578
Newmont Mining Corp.	1,200	67,080
Nucor Corp.	300	11,742
Southern Copper Corp.	400	12,564
Walter Energy, Inc.	100	7,130
		1,974,538
Multi-Utilities (0.6%)
CenterPoint Energy, Inc.	800	11,384
DTE Energy Co.	6,400	295,424
NSTAR§	105	3,902
PG&E Corp.	200	8,880
Public Service Enterprise Group, Inc.	149	4,902
		324,492
Multiline Retail (0.6%)
Big Lots, Inc.*§	300	10,293
Dollar General Corp.*	600	17,508
Dollar Tree, Inc.*§	350	15,512
Family Dollar Stores, Inc.§	300	12,405
J.C. Penney Co., Inc.§	200	4,926
Kohl’s Corp.*	800	38,152
Macy’s, Inc.	2,100	39,165
Nordstrom, Inc.§	400	13,600
Target Corp.	2,744	140,822
		292,383
Office Electronics (0.0%)
Xerox Corp.	500	4,870

Oil, Gas & Consumable Fuels (9.3%)
Alpha Natural Resources, Inc.*	100	3,833
Chevron Corp.	21,200	1,615,652
Cimarex Energy Co.	11,800	812,666
Concho Resources, Inc.*§	200	11,996
ConocoPhillips	1,300	71,786
Consol Energy, Inc.	300	11,244
Continental Resources, Inc.*§	100	4,553
El Paso Corp.	200	2,464
EOG Resources, Inc.	600	58,500
EXCO Resources, Inc.§	300	4,353
Exxon Mobil Corp.	29,700	1,772,496
Hess Corp.	4,700	251,873
Marathon Oil Corp.	400	13,380
Mariner Energy, Inc.*	100	2,389
Massey Energy Co.	100	3,058
Newfield Exploration Co.*	200	10,692
Occidental Petroleum Corp.	300	23,379
Petrohawk Energy Corp.*§	700	11,039
Quicksilver Resources, Inc.*	100	1,259
Range Resources Corp.	300	11,136
Southwestern Energy Co.*	800	29,160
Tesoro Corp.§	300	3,873
		4,730,781
Paper & Forest Products (0.2%)
International Paper Co.	4,100	99,220

Personal Products (2.9%)
Avon Products, Inc.	1,100	34,243
Herbalife, Ltd.§	600	29,784

	Number of Shares	Value
COMMON STOCKS
Personal Products
The Estee Lauder Cos., Inc. Class A	22,800	$1,419,300
		1,483,327
Pharmaceuticals (1.3%)
Abbott Laboratories	3,200	157,056
Allergan, Inc.	700	42,742
Bristol-Myers Squibb Co.	12,300	306,516
Eli Lilly & Co.	600	21,360
Forest Laboratories, Inc.*§	200	5,550
Johnson & Johnson	1,000	58,090
Mylan, Inc.*	900	15,660
Valeant Pharmaceuticals International*§	500	28,160
Warner Chilcott PLC Class A*	800	20,480
		655,614
Professional Services (0.1%)
Equifax, Inc.	100	3,134
FTI Consulting, Inc.*§	100	3,535
Robert Half International, Inc.§	300	7,554
Verisk Analytics, Inc. Class A*	800	23,752
		37,975
Real Estate Management & Development (1.4%)
CB Richard Ellis Group, Inc. Class A*§	500	8,500
Jones Lang LaSalle, Inc.	8,491	657,713
The St. Joe Co.*§	700	18,053
		684,266
Road & Rail (0.0%)
J.B. Hunt Transport Services, Inc.	200	7,098
Union Pacific Corp.	200	14,934
		22,032
Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*§	1,000	7,490
Altera Corp.	1,700	47,124
Analog Devices, Inc.	800	23,768
Applied Materials, Inc.	3,200	37,760
Atheros Communications, Inc.*§	300	7,932
Atmel Corp.*	3,800	19,874
Broadcom Corp. Class A	1,100	39,633
Cree, Inc.*	200	14,168
Cypress Semiconductor Corp.*	200	2,120
First Solar, Inc.*§	500	62,725
Intel Corp.	13,300	273,980
Lam Research Corp.*	200	8,438
Linear Technology Corp.§	800	25,504
Marvell Technology Group, Ltd.*	4,700	70,124
Maxim Integrated Products, Inc.	800	14,024
MEMC Electronic Materials, Inc.*§	200	1,912
Microchip Technology, Inc.§	1,600	48,720
Micron Technology, Inc.*§	200	1,456
National Semiconductor Corp.	300	4,140
NVIDIA Corp.*	1,600	14,704
ON Semiconductor Corp.*§	900	6,075
Rambus, Inc.*§	200	3,930
Silicon Laboratories, Inc.*§	200	8,010
SunPower Corp. Class A*§	100	1,243
Teradyne, Inc.*§	400	4,304
Texas Instruments, Inc.	3,600	88,884
Xilinx, Inc.§	700	19,544
		857,586

	Number of Shares	Value
COMMON STOCKS
Software (3.2%)
Activision Blizzard, Inc.	37,500	$445,500
Adobe Systems, Inc.*	1,300	37,336
Autodesk, Inc.*	500	14,770
BMC Software, Inc.*	600	21,348
CA, Inc.	700	13,692
Cadence Design Systems, Inc.*§	600	4,176
Citrix Systems, Inc.*	500	27,510
Electronic Arts, Inc.*	1,000	15,930
FactSet Research Systems, Inc.§	100	7,500
Intuit, Inc.*	800	31,800
McAfee, Inc.*	300	9,930
Microsoft Corp.	26,400	681,384
Nuance Communications, Inc.*§	300	4,953
Oracle Corp.	8,600	203,304
Red Hat, Inc.*	500	16,075
Salesforce.com, Inc.*	300	29,685
Symantec Corp.*	2,200	28,534
VMware, Inc. Class A*§	700	54,271
		1,647,698
Specialty Retail (3.7%)
Aaron’s, Inc.§	450	8,172
Advance Auto Parts, Inc.	200	10,706
Aeropostale, Inc.*§	1,500	42,645
American Eagle Outfitters, Inc.	300	3,693
Bed Bath & Beyond, Inc.*	700	26,516
Best Buy Co., Inc.	2,500	86,650
CarMax, Inc.*§	500	10,550
Chico’s FAS, Inc.	400	3,748
Dick’s Sporting Goods, Inc.*§	8,300	218,373
Guess?, Inc.§	200	7,140
Home Depot, Inc.	4,000	114,040
J. Crew Group, Inc.*§	800	28,504
Lowe’s Cos., Inc.	2,700	55,998
Ltd Brands, Inc.	25,600	656,384
O’Reilly Automotive, Inc.*	300	14,784
PetSmart, Inc.§	300	9,315
Ross Stores, Inc.	300	15,798
Staples, Inc.	1,800	36,594
The Dress Barn, Inc.*§	1,400	34,580
The Gap, Inc.	1,600	28,976
The Gymboree Corp.*§	200	8,660
Tiffany & Co.§	300	12,621
TJX Cos., Inc.	5,400	224,208
Urban Outfitters, Inc.*§	200	6,432
Williams-Sonoma, Inc.§	8,700	232,377
		1,897,464
Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	800	29,576
Hanesbrands, Inc.*§	100	2,505
NIKE, Inc. Class B	852	62,741
Phillips-Van Heusen Corp.	200	10,378
Polo Ralph Lauren Corp.§	200	15,802
Skechers U.S.A., Inc. Class A*	200	7,418
		128,420
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	400	4,968

Tobacco (0.5%)
Altria Group, Inc.	3,200	70,912
Philip Morris International, Inc.	3,600	183,744
		254,656

	Number of Shares	Value
COMMON STOCKS
Trading Companies & Distributors (0.1%)
Fastenal Co.§	300	$14,724
MSC Industrial Direct Co., Inc. Class A§	374	18,846
WW Grainger, Inc.	100	11,201
		44,771
Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	900	41,616
Crown Castle International Corp.*	600	23,706
MetroPCS Communications, Inc.*§	500	4,475
NII Holdings, Inc.*	300	11,238
SBA Communications Corp. Class A*§	200	7,236
		88,271
TOTAL COMMON STOCKS (Cost $46,624,185)		49,077,134

SHORT-TERM INVESTMENTS (10.8%)
State Street Navigator Prime Portfolio§§	5,323,242	5,323,242

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 08/02/10	$175	175,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,498,242)		5,498,242

TOTAL INVESTMENTS AT VALUE (107.5%) (Cost $52,122,427)		54,575,376

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.5%)		(3,821,632)

NET ASSETS (100.0%)		$50,753,744

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•        Level 1 – quoted prices in active markets for identical investments

•        Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$49,077,134	$—	$—	$49,077,134
Short-Term Investments	5,323,242	175,000	—	5,498,242
Other Financial Instruments*	—	—	—	—
	$54,400,376	$175,000	$—	$54,575,376

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the quarter ended July 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost – At July 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $52,122,427, $4,377,718, $(1,924,769) and $2,452,949, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP GROWTH FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 14, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 14, 2010